Investments in Companies Accounted for at Equity Method (Details) - Schedule of changes in the carrying amount of the company’s investment in TSG - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in the carrying amount of the company’s investment in TSG [Abstract]
TSG (Joint venture)	$ 27,165	$ 26,016
Other investments	1,146	5
Total	$ 28,311	$ 26,021